Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Financial Liabilities

Other financial liabilities as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Financial liabilities measured at amortized cost	¥50,001	¥64,800
Financial liabilities measured at fair value through profit or loss:
Derivatives	52,786	69,491
Lease obligations	72,623	62,308

Total	¥175,410	¥196,599

Current liabilities	¥115,405	¥132,910
Non-current liabilities	60,005	63,689

Total	¥175,410	¥196,599